Other payables (Tables)	6 Months Ended
Jun. 30, 2023
Other Payables [Abstract]
Schedule of other payables

	June 30, 2023	December 31, 2022
	£’000	£’000
Accruals	17,398	15,801
Other payables	1,466	814
Other taxation and social security	4,683	2,830
Corporation tax	177	10
	23,724	19,455

Schedule of non-current other payables

	30 June, 2023	31 December, 2022
	£’000	£’000
Other payables	—	377
	—	377